Loan Payable (Details Narrative) - USD ($)	1 Months Ended
	Jan. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2013
Debt Disclosure [Abstract]
Loans payable	$ 292,500	$ 88,582	$ 263,604
Ten monthly payments	$ 29,687
Debt interest rate	3.30%			8.00%